RECEIVABLES - Investment in Impaired Receivables (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Retail
Financing Receivable, Impaired [Line Items]
Related Allowance	$ 188	$ 204
Recorded investment, total	319	359
Unpaid principal balance, total	318	358
Average recorded investment, total	340	374
Retail | North America
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	37	31
Unpaid principal balance, allowance recorded	36	30
Related Allowance	19	16
Average recorded investment, allowance recorded	39	33
Retail | Europe
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	204	234
Unpaid principal balance, allowance recorded	204	234
Related Allowance	146	167
Average recorded investment, allowance recorded	215	249
Retail | South America
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	76	91
Unpaid principal balance, allowance recorded	76	91
Related Allowance	21	20
Average recorded investment, allowance recorded	83	88
Retail | Rest of World
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	2	3
Unpaid principal balance, allowance recorded	2	3
Related Allowance	2	1
Average recorded investment, allowance recorded	3	4
Wholesale
Financing Receivable, Impaired [Line Items]
Related Allowance	123	135
Recorded investment, total	241	314
Unpaid principal balance, total	233	303
Average recorded investment, total	272	322
Wholesale | North America
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	5	25
Unpaid principal balance, allowance recorded	5	23
Related Allowance	2	5
Average recorded investment, allowance recorded	8	27
Wholesale | Europe
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	217	256
Unpaid principal balance, allowance recorded	217	256
Related Allowance	93	107
Average recorded investment, allowance recorded	241	260
Wholesale | South America
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	15	23
Unpaid principal balance, allowance recorded	8	14
Related Allowance	16	16
Average recorded investment, allowance recorded	16	26
Wholesale | Rest of World
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	4	10
Unpaid principal balance, allowance recorded	3	10
Related Allowance	12	7
Average recorded investment, allowance recorded	$ 7	$ 9